Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Mar. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares outstanding
Preferred stock, shares issued
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	21,000,000	21,000,000
Common stock, shares outstanding	21,000,000	21,000,000